Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Consumer Discretionary Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Consumer Discretionary Fund - Class A
Expense Example:
1 year	$ 675
3 years	887
5 years	1,116
10 years	1,773
Fidelity Advisor Consumer Discretionary Fund - Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	1,916
Fidelity Advisor Consumer Discretionary Fund - Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Consumer Discretionary Fund - Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798